COMMITMENTS AND CONTINGENCIES - Xinjiang YSX Guarantees (Details) - Sep. 30, 2025 ¥ in Thousands	USD ($)	CNY (¥)
Tanbao Network Technology (Guangzhou) Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Amount of guarantee outstanding	$ 1,379,407
Maximum guarantee amount	1,404,692
Guangzhou Zhuohang Information Technology Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Amount of guarantee outstanding	1,362,551
Maximum guarantee amount	1,404,692
Credit Guarantee | Tanbao Network Technology (Guangzhou) Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Amount of guarantee outstanding	1,379,407	¥ 9,820
Maximum guarantee amount	1,404,692	10,000
Credit Guarantee | Guangzhou Zhuohang Information Technology Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Amount of guarantee outstanding	1,362,551	9,700
Maximum guarantee amount	$ 1,404,692	¥ 10,000